Income Taxes - Tax Receivable Agreement (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended			36 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Percentage of future payments to existing share holders, US federal income tax cash savings				85.00%
Percentage of future payments to other share holders, US federal income tax cash savings				15.00%
Payments for TRA				$ 99,241,000	$ 0	$ 0
IRS
Operating Loss Carryforwards [Line Items]
Estimated future payments under TRA related Tax Assets			$ 328,000,000	$ 328,000,000
Duration of TRA liability payments to be made				3 years
Payments for TRA		$ 60,000,000					$ 0
Accrued interest of TRA liability		$ 1,000,000
Other noncurrent liabilities | IRS
Operating Loss Carryforwards [Line Items]
Noncurrent income tax payable as per tax receivable agreement			170,000,000	$ 170,000,000
Subsequent event | IRS
Operating Loss Carryforwards [Line Items]
Payments for TRA	$ 101,000,000
Accrued interest of TRA liability	$ 1,000,000
Impact from TCJA
Operating Loss Carryforwards [Line Items]
Reduction in TRA liability			$ 60,000,000